Annual Benefit Payments (Detail) - Foreign Postretirement Benefit Plan $ in Thousands	Dec. 31, 2015 USD ($)
UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Expected future benefit payments in 2016	$ 66
Expected future benefit payments in 2017	68
Expected future benefit payments in 2018	71
Expected future benefit payments in 2019	72
Expected future benefit payments in 2020	75
Expected future benefit payments in Years 2021 - 2025	376
SWITZERLAND
Defined Benefit Plan Disclosure [Line Items]
Expected future benefit payments in 2016	166
Expected future benefit payments in 2017	169
Expected future benefit payments in 2018	171
Expected future benefit payments in 2019	182
Expected future benefit payments in 2020	182
Expected future benefit payments in Years 2021 - 2025	$ 1,205